Loss per share - Schedule Of Earnings Per Share Diluted By Common Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive securities, effect on basic earnings per share, options and restrictive stock units	$ 752,877	$ 850,659
Preferred Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities excluded from the calculation of diluted loss per share	351,037	351,037
Stock Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive securities, effect on basic earnings per share, options and restrictive stock units	$ 297,762	$ 335,448
Restricted Stock Awards
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive securities, effect on basic earnings per share, options and restrictive stock units	$ 104,078	$ 164,174